Business Combinations, Asset Acquisitions And Dispositions	12 Months Ended
Dec. 31, 2010
Business Combinations, Asset Acquisitions And Dispositions
Business Combinations, Asset Acquisitions And Dispositions

Note 3: Business Combinations, Asset Acquisitions and Dispositions

	Initial Consideration(a)
Businesses and Assets Acquired	Month	Total	Cash
		(in millions)
2010:
Redemption of Rockmount Investments, LLC ("Rockmount") put in BAMS(b)		$213.3	$213.3
Merchant portfolio and other acquisitions		3.2	3.2

		$216.5	$216.5

2009:
Banc of America Merchant Services, LLC ("BAMS")	June	$3,444.2	—
ICICI Merchant Services	December	68.7	$68.7
Nine other acquisitions and merchant portfolio acquisitions		25.8	25.8

		$3,538.7	$94.5

2008:
Alliance with Allied Irish Banks p.l.c. ("AIB")	January	$178.2	$178.2
Money Network Financial, LLC ("Money Network") noncontrolling interest buyout	July	60.8	60.8
Chase Paymentech SolutionsTM ("CPS") Alliance termination(c)	November	2,746.0	—
Two other acquisitions and merchant portfolio acquisitions		28.1	28.1

		$3,013.1	$267.1

(a)	Does not consider cash acquired or debt assumed. Does not reflect cash paid or received in years subsequent to initial acquisition.
(b)	See discussion of redemption in the 2009 Acquisition section below.
(c)	The receipt of the Company's proportionate 49% share of the alliance was accounted for as a purchase business combination.

2010 Dispositions

During 2010, the Company received a contingent payment in connection with the November 2009 sale of a merchant acquiring business.

2009 Acquisitions

Effective January 1, 2009, the Company's accounting for business combinations followed the new accounting guidance for business combinations and noncontrolling interests.

On June 26, 2009, Bank of America N.A. ("BofA") and the Company, together with Rockmount, an investment vehicle controlled by a third-party investor, formed a new company, BAMS. BAMS provides clients with a comprehensive suite of acquiring and processing payment products for credit and debit cards as well as merchant loyalty, prepaid, check and e-commerce solutions.

At the time of the formation, the Company owned a 48.45% direct voting interest in BAMS and BofA owned a 46.55% direct voting interest. The remaining stake in BAMS was a 5% non-voting interest held by Rockmount. The Company owned a 40% noncontrolling interest in Rockmount. In May 2010, the third party owning a controlling interest in Rockmount exercised a put right on Rockmount's beneficial interest in BAMS requiring net cash payments from FDC of $213 million. The redemption amount was based on Rockmount's capital account balance in BAMS immediately prior to the redemption with an additional adjustment paid by the Company and Bank of America N.A. based on the level of BAMS revenues for the trailing 12 month period ended March 31, 2010. After redemption by Rockmount, the Company owns 51% of BAMS and Bank of America N.A. owns 49%. The Company's 51% direct voting interest in BAMS, together with its control of the management committee, which governs BAMS, provides the Company with a controlling financial interest in BAMS under the applicable accounting standards and rules and thus BAMS is consolidated by the Company and reported in its Retail and Alliance Services segment. BofA's 49% interest in BAMS is presented as a noncontrolling interest component of total equity.

BofA's and the Company's contributions to the newly formed company were principally comprised of merchant acquiring contract rights and relationships and sales forces. The Company's contribution was most significantly comprised of assets received upon the November 1, 2008 termination of the CPS alliance, though certain other assets were included as well. Rockmount's contribution was in the form of cash totaling $321.7 million of which $128.7 million represents the cash contributed to Rockmount by the Company for its 40% investment noted above.

The formation of BAMS was accounted for by the Company as a sale of a noncontrolling interest in a subsidiary and a purchase business combination. The Company recorded a gain of approximately $33 million ($21 million, net of taxes), through adjustments to additional paid in capital and noncontrolling interest. The gain was not material as the assets comprising the most significant portion of the Company's contribution were recently adjusted to fair value in the fourth quarter 2008 in connection with the November 1, 2008 termination of the CPS alliance.

The assets contributed to BAMS by the Company continue to be recorded at the Company's carrying basis, which for the majority of assets was established effective November 1, 2008 as described immediately above net of applicable amortization expense subsequently recognized, and the assets contributed by BofA were recorded at their estimated fair value. The fair value of the BofA contribution to BAMS was determined by estimating the BAMS enterprise value and attributing the appropriate portion of that value to such contribution. The Company relied in part upon a third-party valuation firm in determining the enterprise value of BAMS. All key assumptions and valuations were determined by and are the responsibility of management. The value attributed to the net tangible and identifiable intangible assets contributed by BofA was based on their estimated fair values. During the fourth quarter of 2009 the final valuation was completed and the purchase price allocation resulted in identifiable intangible assets of $1,317 million, which will be amortized over a range estimated to be 11 to 20 years, and goodwill of $2,127 million.

In December 2009, the Company formed a merchant acquiring alliance with ICICI Bank, ICICI Merchant Services. ICICI Merchant Services provides card acquiring services in India. The Company owns 81% of the alliance which is consolidated and reported in the International segment. During the fourth quarter of 2010 the final valuation was completed and the purchase price allocation resulted in identifiable intangible assets of $34 million, which will be amortized over five to 10 years, and goodwill of $41 million.

The aggregate cash paid for acquisitions during the year ended December 31, 2009 was approximately $87 million, net of cash acquired. The aggregate purchase price allocation associated with acquisitions during 2009 resulted in identifiable intangible assets and goodwill as follows:

	Purchase price allocation (in millions)	Weighted-average useful life
Customer relationships	$971.4	11 years
Trade names	389.0	20 years
Other intangibles	13.7	9 years

Total identifiable intangibles	$1,374.1	14 years

Goodwill(a)	$2,168.5

(a)	Much of the goodwill in the BAMS transaction represents synergies in processing and other strengths of the respective partners. None of the goodwill is deductible for tax purposes.

Additional information. The pro forma impact of all 2009 acquisitions on net income was not material.

2009 Dispositions

In August 2009, the Company divested its debit and credit card issuing and acquiring processing business in Austria which was reported as part of the International segment. The Company recognized a loss on the sale of $37.2 million, comprised of a $21.9 million loss classified as "Other income (expense)" and a $15.3 million income tax expense in the Consolidated Statements of Operations.

In November 2009, the Company sold a merchant acquiring business in Canada which was reported as part of the International segment. The Company recognized a loss on the sale of $7.8 million, comprised of a $10.0 million gain classified as "Other income (expense)" and a $17.8 million income tax expense in the Consolidated Statements of Operations.

2008 Acquisitions

In January 2008, the Company entered into an alliance with AIB, of which the Company owns 50.1%. The alliance provides card acquiring services in the Republic of Ireland, the United Kingdom and elsewhere in Europe. The purchase price allocation resulted in identifiable intangible assets of $79 million, which are being amortized over 10 years, a trade name of $15 million that is being amortized over 10 years and goodwill of $90 million. The alliance with AIB is consolidated and reported in the International segment.

In February 2008, the Company purchased the remaining interest in Unified Network Payment Solutions ("UNPS") located in Canada. UNPS is consolidated and reported as part of the International segment.

In July 2008, FDC and its parent, Holdings, purchased the remaining 18.2% and 13.6% of the outstanding equity of Money Network, respectively, not already owned by the Company. The purchase price paid by Holdings consisted of shares of its common stock. FDC subsequently purchased Holdings' interest in Money Network for an amount equivalent to the value of the shares issued by Holdings as purchase consideration. Money Network is reported as part of the Retail and Alliance Services segment.

In September 2008, the Company purchased 50% of EUFISERV's inter-bank processing business (subsequently renamed Trionis). Trionis will provide services across Europe. The Company accounts for its investment under the equity method of accounting within the International segment.

On November 1, 2008, the Company and JPMorgan Chase terminated their merchant alliance, CPS, which was the Company's largest merchant alliance. The Company received its proportionate 49% share of the assets of the alliance, including domestic merchant contracts, an equity investment in Merchant Link, a full-service independent sales organization ("ISO") and Agent Bank unit, and a portion of the employees. The new domestic owned and managed business is being operated as part of FDC's Retail and Alliance Services segment mostly within the BAMS alliance since June 2009 as discussed above. First Data will continue to provide transaction processing and related services for certain merchants of the alliance that were allocated to JPMorgan Chase but are resident on First Data's processing platforms. First Data has historically accounted for its noncontrolling interest in the alliance under the equity method of accounting. Beginning November 1, 2008, the portion of the alliance's business received by the Company in the separation is reflected on a consolidated basis throughout the financial statements. CPS accounted for the vast majority of the "Equity earnings in affiliates" and the processing and other fees noted in footnote (a) on the face of the Consolidated Statements of Operations. The receipt of the Company's proportionate share of CPS was accounted for as a purchase business combination. The assets and liabilities received were recorded at their fair values. As a result of the alliance termination and subsequent business combination, the Company assessed its deferred tax liabilities established at the time of the merger and reversed $508 million of those liabilities through purchase accounting for the Company's proportionate share of CPS. The purchase price allocation resulted in identifiable intangible assets of $1,047 million, which are being amortized over three to approximately nine years, and goodwill of $964 million.

The aggregate cash paid for acquisitions during the year ended December 31, 2008 was approximately $267 million. The aggregate purchase price allocation associated with acquisitions during 2008 resulted in identifiable intangible assets and goodwill as follows:

	Purchase price allocation (in millions)	Weighted-average useful life
Software	$59.4	4 years
Customer relationships	1,056.8	9 years
Trade names	16.2	10 years
Other intangibles	13.7	9 years

Total identifiable intangibles	$1,146.1	9 years

Goodwill(a)	$1,111.3

(a)	Approximately $439 million of goodwill resulting from 2008 acquisitions is expected to be deductible for tax purposes.

Additional information. The pro forma impact of all 2008 acquisitions on net income was not material.

2008 Dispositions

In July 2008, the Company sold its subsidiary Active Business Services Ltd. which was reported as part of the International segment.

In July 2008, the Company sold its interest in Early Warning Services which had been accounted for under the equity method and was reported in All Other and Corporate.

In October 2008, the Company sold its subsidiary Peace which was reported as part of the Financial Services segment.

On December 31, 2008, the Company sold 12.5% of the membership interests in their merchant alliance, Wells Fargo Merchant Services, LLC ("WFMS"), to Wells Fargo & Company ("WFB"), for cash consideration totaling $222 million. This resulted in the Company owning 40% of the merchant alliance. FDC deconsolidated the WFMS balance sheet as of December 31, 2008 and is reflecting its remaining ownership interest as an equity method investment in the Retail and Alliance Services segment. The Company recognized a pretax loss of $3.8 million resulting from the transaction.

Other Information

The following table outlines the net assets acquired and net cash paid for acquisitions (at date of acquisition) (in millions):

	Year ended December 31,
	2010	2009	2008
Fair value of net assets acquired	$216.5	$3,538.7	$3,013.1
Less non-cash consideration	—	(3,444.2)	(2,746.0)
Less cash acquired	—	(8.0)	—

Net cash paid for acquisitions(a)	$216.5	$86.5	$267.1

(a)	Includes purchases of noncontrolling interests.

The following table presents changes to goodwill for the years ended December 31, 2009 and 2010 (in millions):

	Retail and Alliance Services	Financial Services	International	All Other and Corporate	Divested Operations	Totals
Balance as of January 1, 2009
Goodwill	$11,925.6	$3,166.9	$2,522.2	$241.6	$223.9	$18,080.2
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(160.4)	(181.3)	(3,219.0)

	10,819.1	1,771.7	2,146.6	81.2	42.6	14,861.2

Acquisitions	2,127.2	—	42.5	—	—	2,169.7
Dispositions	—	—	—	—	(38.6)	(38.6)
Purchase price adjustments	323.6	(0.3)	31.8	(0.2)	—	354.9
Reallocation of goodwill	(244.4)	290.4	—	(46.0)	—	—
Goodwill impairments	—	—	—	(16.6)	—	(16.6)
Other adjustments (primarily foreign currency)	0.9	—	148.3	—	(4.0)	145.2

Balance as of December 31, 2009
Goodwill	14,132.9	3,457.0	2,744.8	195.4	181.3	20,711.4
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)

	13,026.4	2,061.8	2,369.2	18.4	—	17,475.8

Purchase price adjustments	(67.2)	(5.6)	(0.5)	(18.4)	—	(91.7)
Other adjustments (primarily foreign currency)	—	—	(87.2)	—	—	(87.2)

Balance as of December 31, 2010
Goodwill	14,065.7	3,451.4	2,657.1	177.0	181.3	20,532.5
Accumulated impairment losses	(1,106.5)	(1,395.2)	(375.6)	(177.0)	(181.3)	(3,235.6)

	$12,959.2	$2,056.2	$2,281.5	$—	$—	$17,296.9

The terms of certain of the Company's acquisition agreements provide for additional consideration to be paid if the acquired entity's results of operations exceed certain targeted levels or if certain other conditions are met, as well as other payments or receipts of cash related to certain events that transpired subsequent to the acquisition of certain companies. Targeted levels are generally set substantially above the historical experience of the acquired entity at the time of acquisition. Such additional consideration is paid in cash and is recorded when payable as additional purchase price. Additional consideration was paid totaling $1.4 million in 2010, $14.7 million in 2009 and $35.6 million in 2008. As of December 31, 2010, the Company did not have any contingent consideration payable.